SCHEDULE OF FAIR VALUE MEASUREMENT (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Nov. 30, 2020 $ / shares	Oct. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Apr. 30, 2018 $ / shares	Jun. 19, 2017 $ / shares	Sep. 16, 2016 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price	$ 0.10	$ 0.26	$ 1.00	$ 0.10	$ 1.00	$ 0.50	$ 0.50	$ 1.00
Stock Price	$ 0.06345	$ 0.104
Term (expected in years)	3 years	4 years 8 months 23 days
Volatility	203.44	259.2
Annual Rate of Dividends	0.0	0.0
Risk Free Rate	1.55	0.18
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate		0.104			0.285
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate		4.73			3.00
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate		259.2			262.4
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate		0.0			0.0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate		0.18			1.92